TETON Westwood Balanced Fund
Schedule of Investments—December 31, 2021 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS — 67 .4%
Aerospace — 1 .3%
3,401 L3Harris Technologies Inc. ............................... $ 725,229
Automotive — 1 .1%
10,191 General Motors Co. † .......................................... 597,498
Automotive: Parts and Accessories — 1 .2%
944 O'Reilly Automotive Inc. † ................................. 666,681
Banking — 1 .6%
6,531 Bank of America Corp. ...................................... 290,564
5,593 Western Alliance Bancorp ................................. 602,087
892,651
Business Services — 1 .1%
2,876 Visa Inc. , Cl. A .................................................... 623,258
Computer Software and Services — 10 .5%
1,833 Accenture plc , Cl. A ........................................... 759,870
7,740 Activision Blizzard Inc. ..................................... 514,942
240 Alphabet Inc. , Cl. A † ......................................... 695,290
3,456 Cadence Design Systems Inc. † ......................... 644,026
16,727 Cisco Systems Inc. ............................................. 1,059,990
2,424 Meta Platforms Inc. , Cl. A † ............................... 815,312
3,638 Microsoft Corp. .................................................. 1,223,532
5,712,962
Consumer Services — 1 .9%
301 Amazon.com Inc. † ............................................. 1,003,636
Diversified Industrial — 3 .8%
5,659 Eaton Corp. plc .................................................. 977,989
1,683 Honeywell International Inc. ............................ 350,922
20,702 Huntsman Corp. ................................................ 722,086
2,050,997
Electronics — 2 .6%
9,438 Microchip Technology Inc. ................................ 821,672
1,155 Monolithic Power Systems Inc. ........................ 569,796
1,391,468
Energy and Energy Services — 2 .3%
7,949 EOG Resources Inc. ........................................... 706,110
7,277 Valero Energy Corp. .......................................... 546,575
1,252,685
Energy: Integrated — 1 .3%
2,697 DTE Energy Co. ................................................. 322,400
3,892 NextEra Energy Inc. .......................................... 363,357
685,757
Energy: Oil — 2 .2%
4,269 Chevron Corp. ................................................... 500,967
9,684 ConocoPhillips ................................................... 698,991
1,199,958
Entertainment — 0 .8%
2,693 The Walt Disney Co. † ........................................ 417,119
Equipment and Supplies — 3 .9%
7,454 Amphenol Corp. , Cl. A ..................................... 651,927
3,507 The Middleby Corp. † ........................................ 690,037
31,364 Vertiv Holdings Co. ........................................... 783,159
2,125,123
Shares
Market
Value
Financial Services — 10 .4%
6,194 American International Group Inc. .................. $ 352,191
2,331 Berkshire Hathaway Inc. , Cl. B † ....................... 696,969
4,858 Blackstone Inc. ................................................... 628,577
5,005 Intercontinental Exchange Inc. ......................... 684,534
12,583 The Charles Schwab Corp. ................................ 1,058,230
2,502 The Goldman Sachs Group Inc. ........................ 957,140
3,111 The PNC Financial Services Group Inc. ........... 623,818
6,345 The Progressive Corp. ....................................... 651,314
5,652,773
Food and Beverage — 0 .7%
2,045 PepsiCo Inc. ........................................................ 355,237
Health Care — 7 .8%
3,380 Becton, Dickinson and Co. ................................ 850,003
8,794 Gilead Sciences Inc. ........................................... 638,532
3,224 McKesson Corp. ................................................. 801,390
6,967 Medtronic plc ..................................................... 720,736
2,386 UnitedHealth Group Inc. .................................. 1,198,106
4,208,767
Real Estate — 2 .1%
3,216 Alexandria Real Estate Equities Inc. , REIT ...... 717,039
2,549 Prologis Inc. , REIT ............................................. 429,150
1,146,189
Retail — 6 .2%
10,510 CVS Health Corp. .............................................. 1,084,212
2,815 Dollar General Corp. ......................................... 663,861
1,603 The Home Depot Inc. ........................................ 665,261
6,448 Walmart Inc. ....................................................... 932,961
3,346,295
Semiconductors — 2 .1%
739 ASML Holding NV ............................................ 588,348
1,956 NVIDIA Corp. .................................................... 575,279
1,163,627
Telecommunications — 0 .9%
4,238 T-Mobile US Inc. † .............................................. 491,523
Transportation — 1 .6%
3,338 Union Pacific Corp. ............................................ 840,942
TOTAL COMMON STOCKS ......................... 36,550,375
MANDATORY CONVERTIBLE SECURITIES (a) — 1 .1%
Health Care — 1 .1%
5,090 Boston Scientific Corp. , Ser. A ,
5.500% , 06/01/23 .............................................. 583,619
Principal
Amount
CORPORATE BONDS — 19 .6%
Aerospace — 0 .5%
$ 255,000 AerCap Ireland Capital DAC / AerCap
Global Aviation Trust ,
4.450% , 10/01/25 .............................................. 274,799
Banking — 2 .6%
750,000 Fifth Third Bancorp ,
2.375% , 01/28/25 .............................................. 770,780

TETON Westwood Balanced Fund
Schedule of Investments (Continued)—December 31, 2021 (Unaudited)
2
Principal
Amount
Market
Value
CORPORATE BONDS (Continued)
Banking (Continued)
$ 600,000 The Goldman Sachs Group Inc. , MTN ,
3.850% , 07/08/24 .............................................. $ 634,609
1,405,389
Diversified Industrial — 1 .4%
510,000 Cabot Corp. ,
4.000% , 07/01/29 .............................................. 558,028
191,000 Jabil Inc. ,
1.700% , 04/15/26 .............................................. 190,760
748,788
Energy and Energy Services — 1 .1%
235,000 Energy Transfer LP ,
6.250% , 04/15/49 .............................................. 308,486
260,000 Plains All American Pipeline LP / PAA
Finance Corp. ,
3.800% , 09/15/30 .............................................. 272,082
580,568
Energy: Oil — 1 .3%
55,000 Diamondback Energy Inc. ,
3.125% , 03/24/31 .............................................. 56,804
275,000 MPLX LP ,
2.650% , 08/15/30 .............................................. 274,354
395,000 Petroleos Mexicanos ,
6.700% , 02/16/32 .............................................. 399,730
730,888
Financial Services — 2 .6%
138,000 American Honda Finance Corp. , MTN ,
1.000% , 09/10/25 .............................................. 135,965
140,000 Berkshire Hathaway Finance Corp. ,
2.850% , 10/15/50 .............................................. 138,883
600,000 Capital One Financial Corp. ,
3.750% , 04/24/24 .............................................. 632,890
405,000 Owl Rock Capital Corp. ,
3.400% , 07/15/26 .............................................. 412,174
118,000 Schlumberger Finance Canada Ltd. ,
1.400% , 09/17/25 .............................................. 117,720
1,437,632
Food and Beverage — 0 .8%
380,000 The J.M. Smucker Co. ,
3.550% , 03/15/50 .............................................. 413,965
Health Care — 2 .6%
600,000 Aetna Inc. ,
3.500% , 11/15/24 .............................................. 633,388
750,000 Amgen Inc. ,
2.200% , 02/21/27 .............................................. 768,672
1,402,060
Hotels and Gaming — 0 .5%
235,000 Marriott International Inc. ,
4.625% , 06/15/30 .............................................. 264,893
Real Estate — 1 .2%
132,000 Boston Properties LP ,
2.450% , 10/01/33 .............................................. 128,176
150,000 Brixmor Operating Partnership LP ,
2.250% , 04/01/28 .............................................. 149,571
265,000 Realty Income Corp. ,
2.850% , 12/15/32 .............................................. 275,675
Principal
Amount
Market
Value
$ 113,000 Vornado Realty LP ,
3.400% , 06/01/31 .............................................. $ 115,808
669,230
Retail — 2 .2%
151,000 7-Eleven Inc. ,
0.950% , 02/10/26 .............................................. 146,428
200,000 AutoZone Inc. ,
1.650% , 01/15/31 .............................................. 188,675
800,000 CVS Health Corp. ,
3.250% , 08/15/29 .............................................. 854,585
1,189,688
Semiconductors — 0 .5%
235,000 Broadcom Inc. ,
4.150% , 11/15/30 .............................................. 261,101
Telecommunications — 0 .5%
270,000 Charter Communications Operating LLC
/ Charter Communications Operating
Capital Corp. ,
3.700% , 04/01/51 .............................................. 262,683
Transportation — 1 .8%
875,000 AP Moller - Maersk A/S ,
4.500% , 06/20/29 .............................................. 997,560
TOTAL CORPORATE BONDS ....................... 10,639,244
CONVERTIBLE CORPORATE BONDS — 1 .2%
Computer Software and Services — 0 .6%
350,000 Splunk Inc. ,
1.125% , 06/15/27 .............................................. 328,125
Health Care — 0 .6%
325,000 Exact Sciences Corp. ,
0.375% , 03/15/27 .............................................. 332,313
TOTAL CONVERTIBLE CORPORATE
BONDS ........................................................... 660,438
U.S. GOVERNMENT AGENCY OBLIGATIONS — 2 .5%
Federal Home Loan Mortgage Corp. — 0.2%
94,458 3.500% , 08/01/49 .............................................. 99,646
Federal National Mortgage Association — 2.3%
1,100,000 2.625% , 09/06/24 .............................................. 1,151,241
88,474 3.500% , 07/01/49 .............................................. 93,333
TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS ............................................. 1,344,220
U.S. GOVERNMENT OBLIGATIONS — 7 .8%
U.S. Treasury Bonds — 4.0%
450,000 2.500% , 02/15/45 .............................................. 496,881
700,000 2.500% , 05/15/46 .............................................. 776,891
350,000 2.250% , 08/15/46 .............................................. 371,670
550,000 1.875% , 02/15/51 .............................................. 546,820
2,192,262
U.S. Treasury Notes — 3.8%
900,000 0.750% , 05/31/26 .............................................. 882,105
330,000 2.250% , 11/15/27 .............................................. 346,809
545,000 2.625% , 02/15/29 .............................................. 589,814

TETON Westwood Balanced Fund
Schedule of Investments (Continued)—December 31, 2021 (Unaudited)
3
__________
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS (Continued)
$ 225,000 2.375% , 05/15/29 .............................................. $ 240,073
2,058,801
TOTAL U.S. GOVERNMENT
OBLIGATIONS ............................................. 4,251,063
Shares
SHORT TERM INVESTMENT — 0 .4%
Other Investment Companies — 0 .4%
200,615 Dreyfus Treasury Securities Cash
Management , 0.010% * .................................... 200,615
TOTAL INVESTMENTS — 100.0%
(Cost $ 45,004,297 ) ........................................... $ 54,229,574
† Non-income producing security.
(a) Mandatory convertible securities are required to be
converted on the dates listed; they generally may be
converted prior to these dates at the option of the holder.
* 1 day yield as of December 31, 2021.
MTN Medium Term Note
REIT Real Estate Investment Trust